UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-7139

Fidelity Hereford Street Trust
 (Exact name of registrant as specified in charter)

82 Devonshire St., Boston, Massachusetts 02109
 (Address of principal executive offices) (Zip code)

Eric D. Roiter, Secretary

82 Devonshire St.

Boston, Massachusetts 02109
(Name and address of agent for service)

Registrant's telephone number, including area code: 617-563-7000

Date of fiscal year end:	April 30

Date of reporting period:	January 31, 2006

Item 1. Schedule of Investments

Quarterly Holdings Report

for
Fidelity ® Money Market Fund

January 31, 2006

1.813021.101

SPM-QTLY-0306

Investments January 31, 2006 (Unaudited)

Showing Percentage of Net Assets

Corporate Bonds - 0.8%
Due Date	Annualized Yield at Time of Purchase	Principal Amount (000s)	Value (000s)
AOL Time Warner, Inc.
4/15/06	4.03%	$ 3,540	$ 3,553
4/15/06	4.14	1,716	1,722
Continental Cablevision, Inc.
5/15/06	4.70	3,200	3,232
France Telecom SA
3/1/06	3.37	330	331
3/1/06	3.41	1,045	1,048
3/1/06	3.43	965	968
3/1/06	3.45	310	311
3/1/06	3.54	1,295	1,298
3/1/06	3.55	1,985	1,990
3/1/06	3.56	2,470	2,477
3/1/06	3.59	525	526
Morgan Stanley
4/15/06	3.90	5,000	5,020
PNC Funding Corp.
8/1/06	4.63	4,500	4,521
8/1/06	4.66	5,000	5,022
Sprint Capital Corp.
8/17/06	4.76	7,935	7,932
TCI Communications, Inc.
2/15/06	4.51	920	921
Verizon Wireless Capital LLC
12/15/06	4.83	6,665	6,691
TOTAL CORPORATE BONDS			47,563
Certificates of Deposit - 18.7%

Domestic Certificates Of Deposit - 0.1%
Huntington National Bank, Columbus
3/23/06	4.31	5,000	5,000
London Branch, Eurodollar, Foreign Banks - 8.3%
Banca Intesa Spa
3/31/06	4.57	60,000	60,000
Barclays Bank PLC
7/19/06	4.00	25,000	25,000
Calyon
7/17/06	4.00	25,000	25,000
7/18/06	4.00	25,000	25,000
Certificates of Deposit - continued
Due Date	Annualized Yield at Time of Purchase	Principal Amount (000s)	Value (000s)
London Branch, Eurodollar, Foreign Banks - continued
Credit Agricole SA
7/18/06	4.00%	$ 25,000	$ 25,000
Credit Industriel et Commercial
4/20/06	3.95	50,000	50,000
1/16/07	4.81	60,000	60,000
1/25/07	4.81	60,000	60,000
Deutsche Bank AG
3/28/06	4.55	4,000	4,000
3/31/06	4.56	30,000	30,000
1/30/07	4.86	20,000	20,000
Landesbank Hessen-Thuringen
2/17/06	4.43	40,000	39,977
Societe Generale
2/21/06	4.44	60,000	60,000
Unicredito Italiano Spa
2/22/06	4.45	10,000	9,997
2/27/06	4.54	15,000	15,000
			508,974
New York Branch, Yankee Dollar, Foreign Banks - 10.3%
BNP Paribas SA
8/30/06	4.25	7,290	7,290
Canadian Imperial Bank of Commerce
2/15/06	4.53 (b)	60,000	60,000
2/23/06	4.49 (b)	25,000	25,000
Credit Suisse First Boston New York Branch
2/21/06	4.46 (b)	30,000	30,000
3/27/06	4.49 (b)	50,000	50,000
4/19/06	4.57 (b)	35,000	35,000
DEPFA BANK PLC
2/1/06	4.30	30,000	30,000
3/30/06	4.56	30,000	30,000
Deutsche Bank AG
3/3/06	4.41 (b)	40,000	40,000
Eurohypo AG
3/23/06	4.58	5,500	5,496
3/28/06	4.59	21,000	21,000
5/2/06	4.62 (e)	25,000	25,000
Mizuho Corporate Bank Ltd.
3/21/06	4.57	65,000	65,000
3/28/06	4.58	20,000	20,000
Certificates of Deposit - continued
Due Date	Annualized Yield at Time of Purchase	Principal Amount (000s)	Value (000s)
New York Branch, Yankee Dollar, Foreign Banks - continued
Skandinaviska Enskilda Banken AB
4/6/06	4.50% (b)	$ 70,000	$ 69,996
Societe Generale
3/13/06	4.54	5,000	4,999
Sumitomo Mitsui Banking Corp.
2/9/06	4.40	8,000	8,000
2/10/06	4.41	8,000	8,000
2/21/06	4.48	9,000	9,000
3/30/06	4.57	8,500	8,500
3/30/06	4.58	5,000	5,000
Toronto-Dominion Bank
4/18/06	3.92	25,000	25,000
Unicredito Italiano Spa
2/13/06	4.28 (b)	45,000	44,998
			627,279
TOTAL CERTIFICATES OF DEPOSIT			1,141,253
Commercial Paper - 30.4%

Bank of America Corp.
2/1/06	4.31	55,000	55,000
Barclays U.S. Funding Corp.
3/28/06	4.54	111,000	110,236
Bavaria TRR Corp.
2/3/06	4.34	45,000	44,989
2/10/06	4.55	10,000	9,989
Cafco LLC
3/27/06	4.55	10,000	9,932
Charta LLC
3/14/06	4.54	20,400	20,295
3/15/06	4.54	50,000	49,737
3/15/06	4.55	10,000	9,947
3/21/06	4.56	20,000	19,879
Citibank Credit Card Master Trust I (Dakota Certificate Program)
2/1/06	4.33	15,000	15,000
2/2/06	4.35	30,000	29,996
4/3/06	4.53	35,000	34,734
4/4/06	4.53	13,000	12,899
Commercial Paper - continued
Due Date	Annualized Yield at Time of Purchase	Principal Amount (000s)	Value (000s)
Citigroup Funding, Inc.
3/1/06	4.54%	$ 10,000	$ 9,965
3/2/06	4.54	10,000	9,964
3/28/06	4.55	10,000	9,931
Comcast Corp.
2/27/06	4.61 (a)	12,000	11,960
Countrywide Financial Corp.
2/6/06	4.37	45,000	44,973
3/1/06	4.57	12,000	11,958
3/27/06	4.57	25,000	24,830
3/27/06	4.58	10,000	9,932
3/28/06	4.58	15,000	14,896
Credit Suisse First Boston New York Branch
3/2/06	4.54	85,000	84,691
Cullinan Finance Corp.
2/8/06	4.00 (a)	5,000	4,996
2/23/06	4.01 (a)	25,000	24,940
DaimlerChrysler NA Holding Corp.
2/2/06	4.53	3,000	3,000
2/16/06	4.60	6,000	5,989
2/17/06	4.61	10,000	9,980
2/24/06	4.67	4,000	3,988
3/2/06	4.67	10,000	9,963
Dominion Resources, Inc.
2/2/06	4.41	2,000	2,000
2/2/06	4.43	1,700	1,700
2/7/06	4.58	5,000	4,996
DZ Bank AG
3/23/06	4.54	35,000	34,781
Emerald (MBNA Credit Card Master Note Trust)
2/1/06	4.35	5,000	5,000
3/14/06	4.48	20,000	19,899
3/21/06	4.54	10,000	9,940
3/29/06	4.54	10,000	9,930
4/5/06	4.53	25,000	24,804
Falcon Asset Securitization Corp.
2/14/06	4.43	8,149	8,136
FCAR Owner Trust
4/4/06	4.52	20,000	19,846
7/18/06	4.76	30,000	29,353
7/25/06	4.75	10,000	9,776
Commercial Paper - continued
Due Date	Annualized Yield at Time of Purchase	Principal Amount (000s)	Value (000s)
Fortune Brands, Inc.
2/1/06	4.35%	$ 13,000	$ 13,000
2/21/06	4.55	14,000	13,965
2/27/06	4.58	17,000	16,944
France Telecom SA
3/21/06	4.57 (a)	5,000	4,970
4/20/06	4.65 (a)	5,000	4,950
Giro Funding US Corp.
3/2/06	4.55	10,000	9,964
3/24/06	4.56	5,000	4,968
Grampian Funding LLC
2/21/06	4.20	30,000	29,931
Intesa Funding LLC
3/27/06	4.55	40,000	39,729
Jupiter Securitization Corp.
2/27/06	4.53	5,000	4,984
Kellogg Co.
2/8/06	4.45	500	500
2/10/06	4.44	1,800	1,798
2/15/06	4.45	3,500	3,494
2/21/06	4.54	4,000	3,990
2/22/06	4.55	3,000	2,992
3/27/06	4.59	2,000	1,986
Liberty Street Funding Corp.
3/21/06	4.54	5,000	4,970
Market Street Funding Corp.
2/24/06	4.50	5,000	4,986
Motown Notes Program
2/3/06	4.27	12,000	11,997
2/9/06	4.31	10,000	9,991
2/13/06	4.55	4,268	4,262
2/21/06	4.55	7,200	7,182
4/10/06	4.56	10,000	9,915
5/2/06	4.68	4,000	3,954
Nationwide Building Society
2/1/06	4.31	15,000	15,000
Nissan Motor Acceptance Corp.
3/20/06	4.53	6,500	6,462
3/23/06	4.56	5,000	4,969
Pacific Gas & Electric Co.
2/2/06	4.60 (a)	3,000	3,000
2/23/06	4.61 (a)	1,000	997
Commercial Paper - continued
Due Date	Annualized Yield at Time of Purchase	Principal Amount (000s)	Value (000s)
Paradigm Funding LLC
2/8/06	4.38%	$ 55,000	$ 54,953
3/28/06	4.55	12,000	11,917
Park Avenue Receivables Corp.
2/16/06	4.44	51,184	51,090
Park Granada LLC
2/27/06	4.55	45,000	44,853
3/1/06	4.56	15,000	14,947
3/27/06	4.57	35,000	34,762
3/28/06	4.55	75,000	74,483
Park Sienna LLC
2/8/06	4.38	30,000	29,975
2/17/06	4.47	20,000	19,960
2/23/06	4.54	15,000	14,959
2/24/06	4.52	10,000	9,971
2/24/06	4.54	15,000	14,957
3/24/06	4.54	10,000	9,936
Scaldis Capital LLC
2/27/06	4.55	10,000	9,967
Strand Capital LLC
2/2/06	4.29	5,000	4,999
2/14/06	4.35	20,000	19,969
3/14/06	4.26	10,000	9,952
3/27/06	4.54	15,000	14,899
4/10/06	4.57	5,000	4,957
4/28/06	4.65	4,500	4,451
Stratford Receivables Co. LLC
2/1/06	4.25	10,000	10,000
2/2/06	4.37	10,000	9,999
2/9/06	4.40	15,000	14,985
2/14/06	4.42	5,000	4,992
2/15/06	4.41	45,000	44,923
2/17/06	4.46	40,000	39,921
3/6/06	4.54	15,000	14,938
3/6/06	4.56	10,000	9,958
3/8/06	4.53	20,000	19,912
3/14/06	4.56	20,000	19,897
3/15/06	4.57	15,000	14,921
The Walt Disney Co.
2/1/06	4.43	10,000	10,000
Three Rivers Funding Corp.
2/28/06	4.54	5,000	4,983
Commercial Paper - continued
Due Date	Annualized Yield at Time of Purchase	Principal Amount (000s)	Value (000s)
Vodafone Group PLC
2/28/06	4.54% (a)	$ 20,000	$ 19,932
Weatherford International Ltd.
2/28/06	4.60 (a)	5,000	4,983
3/22/06	4.56 (a)	3,000	2,982
3/24/06	4.62 (a)	5,000	4,967
TOTAL COMMERCIAL PAPER			1,852,850
U.S. Treasury Obligations - 0.9%

U.S. Treasury Bills - 0.9%
8/3/06	4.50	27,770	27,152
8/3/06	4.53	27,770	27,148
TOTAL U.S. TREASURY OBLIGATIONS			54,300
Bank Notes - 0.6%

M&I Marshall & Ilsley Bank
2/15/06	4.45 (b)	5,000	5,000
12/15/06	4.83	10,000	10,029
Marshall & Ilsley Bank Wisconsin
12/15/06	4.80	20,000	20,060
TOTAL BANK NOTES			35,089
Master Notes - 3.5%

Bear Stearns Companies, Inc.
2/15/06	4.52 (d)	23,000	23,000
Goldman Sachs Group, Inc.
2/9/06	4.47 (b)(d)	60,000	60,000
2/10/06	4.48 (b)(d)	60,000	60,000
2/13/06	4.50 (b)(d)	17,000	17,000
2/27/06	4.45 (b)(d)	55,000	55,000
TOTAL MASTER NOTES			215,000
Medium-Term Notes - 22.9%
Due Date	Annualized Yield at Time of Purchase	Principal Amount (000s)	Value (000s)
AIG Matched Funding Corp.
3/15/06	4.51% (b)	$ 35,000	$ 35,000
4/3/06	4.54 (b)	30,000	30,000
4/11/06	4.57 (b)	30,000	30,000
4/23/06	4.62 (b)	30,000	30,000
Allstate Life Global Funding II
2/8/06	4.44 (a)(b)	5,000	5,000
2/15/06	4.49 (a)(b)	5,000	5,000
2/15/06	4.53 (a)(b)	10,000	10,000
ASIF Global Financing XXX
2/23/06	4.52 (a)(b)	25,000	25,000
Australia & New Zealand Banking Group Ltd.
2/23/06	4.49 (a)(b)	18,000	18,000
Bayerische Landesbank Girozentrale
2/20/06	4.38 (b)	45,000	45,000
BellSouth Corp.
4/26/06	4.26 (a)(b)	625	625
BMW U.S. Capital LLC
2/15/06	4.44 (b)	8,000	8,000
Cullinan Finance Corp.
2/15/06	4.43 (a)(b)	20,000	19,999
Descartes Funding Trust
2/15/06	4.47 (b)	10,000	10,000
General Electric Capital Corp.
2/7/06	4.44 (b)	64,000	64,000
2/9/06	4.52 (b)	55,000	55,000
2/17/06	4.57 (b)	60,000	60,002
HBOS Treasury Services PLC
3/24/06	4.57 (b)	60,000	60,000
HSBC Finance Corp.
2/6/06	4.43 (b)	50,000	50,000
2/24/06	4.51 (b)	22,000	22,000
HSH Nordbank AG
2/23/06	4.51 (a)(b)	22,000	22,000
ING USA Annuity & Life Insurance Co.
3/24/06	4.60 (b)(d)	11,000	11,000
Links Finance LLC
2/15/06	4.43 (a)(b)	10,000	9,999
MBIA Global Funding LLC
4/18/06	4.56 (a)(b)	9,000	9,000
Medium-Term Notes - continued
Due Date	Annualized Yield at Time of Purchase	Principal Amount (000s)	Value (000s)
Merrill Lynch & Co., Inc.
2/6/06	4.42% (b)	$ 13,000	$ 13,012
2/15/06	4.45 (b)	55,000	55,000
Metropolitan Life Insurance Co.
2/6/06	4.39 (a)(b)	5,000	5,000
Morgan Stanley
2/1/06	4.63 (b)	7,000	7,000
2/6/06	4.42 (b)	15,000	15,000
2/15/06	4.50 (b)	17,000	17,000
2/27/06	4.61 (b)	31,000	31,000
Pacific Life Global Funding
2/6/06	4.41 (a)(b)	5,000	5,000
2/13/06	4.46 (b)	5,000	5,000
RACERS
2/22/06	4.51 (a)(b)	50,000	50,000
Royal Bank of Scotland PLC
2/21/06	4.48 (a)(b)	45,000	45,000
SBC Communications, Inc.
6/5/06	3.96 (a)	14,170	14,187
Security Life of Denver Insurance Co.
2/28/06	4.48 (b)(d)	8,000	8,000
SLM Corp.
2/1/06	4.44 (a)(b)	35,000	35,000
9/30/06	4.74	13,000	12,884
Verizon Global Funding Corp.
3/15/06	4.60 (b)	145,000	144,993
Wachovia Asset Securitization Issuance LLC
2/27/06	4.52 (a)(b)	8,163	8,163
Washington Mutual Bank FA
2/15/06	4.45 (b)	9,000	9,000
Washington Mutual Bank, California
2/6/06	4.26 (b)	30,000	30,000
3/20/06	4.48 (b)	31,000	31,000
3/27/06	4.50 (b)	35,000	34,999
4/27/06	4.62 (b)	45,000	45,000
Wells Fargo & Co.
2/2/06	4.44 (b)	30,000	30,000
2/15/06	4.46 (b)	52,500	52,500
WestLB AG
2/10/06	4.43 (a)(b)	24,000	24,000
3/30/06	4.53 (a)(b)	26,000	26,000
Medium-Term Notes - continued
Due Date	Annualized Yield at Time of Purchase	Principal Amount (000s)	Value (000s)
Westpac Banking Corp.
3/13/06	4.49% (b)	$ 10,000	$ 10,000
TOTAL MEDIUM-TERM NOTES			1,398,363
Short-Term Notes - 4.0%

Jackson National Life Insurance Co.
4/1/06	4.67 (b)(d)	34,000	34,000
Metropolitan Life Insurance Co.
2/28/06	4.63 (a)(b)	10,000	10,000
4/3/06	4.65 (b)(d)	25,000	25,000
Monumental Life Insurance Co.
2/1/06	4.45 (b)(d)	35,000	35,000
2/1/06	4.53 (b)(d)	29,000	29,000
New York Life Insurance Co.
4/3/06	4.66 (b)(d)	60,000	60,000
Transamerica Occidental Life Insurance Co.
2/1/06	4.42 (b)(d)	50,000	50,000
TOTAL SHORT-TERM NOTES			243,000
Municipal Securities - 1.3%

Brazos River Hbr. Navigation District of Brazoria County Rev. Bonds (Dow Chemical Co. Proj.) Series A, 4.35% tender 2/2/06, CP mode		10,000	10,000
California Statewide Cmntys. Dev. Auth. Rev. TRAN Series C4, 3.93% 6/30/06		10,000	10,000
Connecticut Hsg. Fin. Auth. (Hsg. Mortgage Fin. Prog.) Series F2, 4.54% (AMBAC Insured), VRDN (b)		19,785	19,785
Michigan Gen. Oblig. Bonds (Multi-Modal School Ln. Prog.) Series 2005 B, 4.64% tender 10/11/06 (Liquidity Facility DEPFA BANK PLC), CP mode		11,000	11,000
Mississippi Gen. Oblig. (Nissan Proj.) Series B, 4.5% (Liquidity Facility Dexia Cr. Local de France), VRDN (b)		26,600	26,600
TOTAL MUNICIPAL SECURITIES			77,385
Repurchase Agreements - 17.7%
	Maturity Amount (000s)	Value (000s)
In a joint trading account (Collateralized by U.S. Government Obligations dated 1/31/06 due 2/1/06 at 4.48%)	$ 980	$ 980
With:
Banc of America Securities LLC at:
4.53%, dated 1/31/06 due 2/1/06 (Collateralized by Mortgage Loan Obligations valued at $179,550,001, 0% - 0.03%, 3/15/22)	171,022	171,000
4.63%, dated 1/31/06 due 2/1/06 (Collateralized by Mortgage Loan Obligations valued at $61,950,000, 4.8% - 5.45%, 3/25/33 - 2/25/36)	59,008	59,000
Citigroup Global Markets, Inc. at 4.6%, dated 1/31/06 due 2/1/06 (Collateralized by Corporate Obligations valued at $317,100,001, 4.67% - 10.88%, 2/15/06 - 3/15/36)	302,039	302,000
Goldman Sachs & Co. at 4.6%, dated:
12/19/05 due 2/22/06 (Collateralized by Mortgage Loan Obligations valued at $86,100,000, 4.84% - 5.74%, 12/30/10 - 12/15/44) (b)(c)	82,681	82,000
1/31/06 due 2/1/06 (Collateralized by Mortgage Loan Obligations valued at $29,400,001, 6.39% - 7.3%, 8/11/11 - 2/15/32)	28,004	28,000
J.P. Morgan Securities, Inc. at 4.38%, dated 12/14/05 due 2/1/06 (Collateralized by Corporate Obligations valued at $8,453,252, 7.25% - 8.88%, 8/15/11 - 6/15/15)	8,048	8,000
Lehman Brothers, Inc. at:
4.56%, dated 1/31/06 due 2/1/06 (Collateralized by Corporate Obligations valued at $204,001,838, 0% - 9.5%, 4/10/06 - 9/29/49)	200,025	200,000
4.62%, dated 1/31/06 due 2/1/06 (Collateralized by Equity Securities valued at $36,792,940)	35,004	35,000
Repurchase Agreements - continued
	Maturity Amount (000s)	Value (000s)
With: - continued
Merrill Lynch, Pierce, Fenner & Smith at 4.63%, dated 1/23/06 due 4/21/06 (Collateralized by Corporate Obligations valued at $86,190,183, 3.25% - 12.25%, 8/17/06 - 2/15/47) (b)(c)	$ 82,928	$ 82,000
Morgan Stanley & Co. at 4.38%, dated 12/14/05 due 2/1/06 (Collateralized by Mortgage Loan Obligations valued at $116,857,390, 0% - 9.25%, 11/25/13 - 9/13/45)	110,656	110,000
TOTAL REPURCHASE AGREEMENTS		1,077,980
TOTAL INVESTMENT PORTFOLIO - 100.8% (Cost $6,142,783)		6,142,783
NET OTHER ASSETS - (0.8)%		(50,358)
NET ASSETS - 100%		$ 6,092,425
Security Type Abbreviations
CP - COMMERCIAL PAPER
TRAN - TAX AND REVENUE ANTICIPATION NOTE
VRDN - VARIABLE RATE DEMAND NOTE
Legend

(a) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the period end, the value of these securities amounted to $435,650,000 or 7.2% of net assets.

(b) The coupon rate shown on floating or adjustable rate securities represents the rate at period end. The due dates on these types of securities reflect the next interest rate reset date or, when applicable, the final maturity date.

(c) The maturity amount is based on the rate at period end.

(d) Restricted securities - Investment in securities not registered under the Securities Act of 1933 (excluding 144A issues). At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $467,000,000 or 7.7% of net assets.

Additional information on each holding is as follows:
Security	Acquisition Date	Cost (000s)
Bear Stearns Companies, Inc. 4.52%, 2/15/06	1/13/06	$ 23,000
Goldman Sachs Group, Inc.: 4.45%, 2/27/06	8/26/04	$ 55,000
4.47%, 2/9/06	1/9/06	$ 60,000
4.48%, 2/10/06	11/10/05	$ 60,000
4.5%, 2/13/06	10/11/05	$ 17,000
ING USA Annuity & Life Insurance Co. 4.6%, 3/24/06	6/23/05	$ 11,000
Jackson National Life Insurance Co. 4.67%, 4/1/06	3/31/03	$ 34,000
Metropolitan Life Insurance Co. 4.65%, 4/3/06	3/26/02	$ 25,000
Security	Acquisition Date	Cost (000s)
Monumental Life Insurance Co.: 4.45%, 2/1/06	2/1/00	$ 35,000
4.53%, 2/1/06	7/31/98 - 9/17/98	$ 29,000
New York Life Insurance Co. 4.66%, 4/3/06	2/28/02	$ 60,000
Security Life of Denver Insurance Co. 4.48%, 2/28/06	8/26/05	$ 8,000
Transamerica Occidental Life Insurance Co. 4.42%, 2/1/06	4/28/00	$ 50,000
(e) Debt obligation initially issued at one coupon which converts to a higher coupon at a specified date. The rate shown is the rate at period end.
Income Tax Information
At January 31, 2006, the aggregate cost of investment securities for income tax purposes was $6,142,783,000.
Investment Valuation

As permitted by compliance with certain conditions under Rule 2a-7 of the 1940 Act, securities are valued at amortized cost, which approximates value. Security transactions are accounted for as of trade date.

For additional information on the fund's policy regarding valuation of investments and other significant accounting policies, please refer to the fund's most recent semiannual or annual shareholder report.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR Corp. or an affiliate.

Quarterly Report

Quarterly Holdings Report

for

Fidelity® Government
Money Market Fund

(formerly Spartan® U.S. Government
Money Market Fund)

January 31, 2006

1.813060.101

SPU-QTLY-0306

Investments January 31, 2006 (Unaudited)

Showing Percentage of Net Assets

Federal Agencies - 27.2%
Due Date	Annualized Yield at Time of Purchase	Principal Amount	Value
Fannie Mae - 13.1%
Agency Coupons - 10.9%
2/22/06	4.27% (a)	$ 5,000,000	$ 4,999,056
3/21/06	4.38 (a)	20,000,000	19,991,121
3/22/06	4.37 (a)	29,000,000	28,984,067
			53,974,244
Discount Notes - 2.2%
3/1/06	3.73	5,305,000	5,289,898
3/1/06	3.74	1,460,000	1,455,833
7/28/06	3.88	4,242,000	4,163,892
			10,909,623
			64,883,867
Federal Home Loan Bank - 4.6%
Agency Coupons - 4.6%
2/2/06	4.15 (a)	5,000,000	4,998,273
3/13/06	4.36 (a)	18,000,000	17,994,835
			22,993,108
Freddie Mac - 9.5%
Discount Notes - 9.5%
2/28/06	3.72	7,780,000	7,758,702
3/7/06	3.78	5,000,000	4,982,481
7/25/06	4.01	5,100,000	5,005,097
7/25/06	4.60	3,690,000	3,609,743
7/25/06	4.61	3,335,000	3,262,383
9/27/06	4.26	5,000,000	4,864,968
9/29/06	4.51	2,300,000	2,233,607
10/17/06	4.53	2,745,000	2,659,621
12/1/06	4.72	4,500,000	4,329,184
1/9/07	4.75	1,995,000	1,908,918
1/17/07	4.76	3,560,000	3,402,623
1/19/07	4.81	3,535,000	3,376,107
			47,393,434
TOTAL FEDERAL AGENCIES			135,270,409
U.S. Treasury Obligations - 1.7%
Due Date	Annualized Yield at Time of Purchase	Principal Amount	Value
U.S. Treasury Bills - 1.7%
8/3/06	4.50%	$ 4,980,000	$ 4,869,223
8/3/06	4.53	3,505,000	3,426,502
TOTAL U.S. TREASURY OBLIGATIONS			8,295,725
Repurchase Agreements - 72.9%
	Maturity Amount
In a joint trading account (Collateralized by U.S. Government Obligations dated 1/31/06 due 2/1/06 At 4.48%) (b)	$ 362,181,063	362,136,000
TOTAL INVESTMENT PORTFOLIO - 101.8% (Cost $505,702,134)		505,702,134
NET OTHER ASSETS - (1.8)%		(8,714,013)
NET ASSETS - 100%		$ 496,988,121
Legend

(a) The coupon rate shown on floating or adjustable rate securities represents the rate at period end. The due dates on these types of securities reflect the next interest rate reset date or, when applicable, the final maturity date.

(b) Additional information on each counterparty to the repurchase agreement is as follows:
Repurchase Agreement/ Counterparty	Value
$362,136,000 due 2/1/06 at 4.48%
Bank of America, National Association	$ 58,539,400
Barclays Capital Inc.	124,319,686
Bear Stearns & Co. Inc.	43,904,550
Countrywide Securities Corporation	29,269,700
Credit Suisse First Boston LLC	43,904,550
Greenwich Capital Markets, Inc.	14,634,850
HSBC Securities(USA), Inc	29,269,700
Merrill Lynch Government Securities, Inc.	3,658.713
WestLB AG	14,634,851
$ 362,136,000
Income Tax Information
At January 31, 2006, the aggregate cost of investment securities for income tax purposes was $505,702,134.
Investment Valuation

As permitted by compliance with certain conditions under Rule 2a-7 of the 1940 Act, securities are valued at amortized cost, which approximates value. Security transactions are accounted for as of trade date.

For additional information on the fund's policy regarding valuation of investments and other significant accounting policies, please refer to the fund's most recent semiannual or annual shareholder report.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR Corp. or an affiliate.

Quarterly Report

Quarterly Holdings Report

for

Fidelity ® U.S. Treasury
Money Market Fund

January 31, 2006

1.813057.101

TMM-QTLY-0306

Investments January 31, 2006 (Unaudited)

Showing Percentage of Net Assets

U.S. Treasury Obligations - 101.8%
Due Date	Annualized Yield at Time of Purchase	Principal Amount (000s)	Value (000s)
U.S. Treasury Bills - 68.0%
2/9/06	3.89%	$ 57,293	$ 57,244
2/9/06	3.92	156,000	155,865
2/9/06	3.93	127,000	126,890
2/16/06	3.95	150,000	149,755
2/23/06	3.99	274,000	273,336
2/23/06	4.11	1,134	1,131
3/2/06	3.95 (a)	100,000	99,685
3/9/06	3.64	25,000	24,911
3/9/06	3.93	101,000	100,607
3/16/06	3.84 (a)	10,400	10,353
3/16/06	3.85 (a)	12,500	12,443
3/16/06	3.92 (a)	2,157	2,147
3/16/06	3.93 (a)	16,451	16,375
3/16/06	3.94 (a)	17,100	17,020
3/23/06	3.93	3,928	3,907
3/23/06	3.95	34,523	34,336
3/23/06	3.96	988	983
4/13/06	4.19	125,000	123,977
7/27/06	4.45	18,000	17,617
8/3/06	4.50	37,600	36,764
			1,265,346
U.S. Treasury Notes - 33.8%
2/15/06	4.15	32,000	32,016
2/28/06	4.08	95,169	94,976
2/28/06	4.12	118,000	117,770
3/31/06	4.06	25,000	24,897
3/31/06	4.37	100,000	99,535
5/15/06	4.40	193,000	193,087
U.S. Treasury Obligations - continued
Due Date	Annualized Yield at Time of Purchase	Principal Amount (000s)	Value (000s)
U.S. Treasury Notes - continued
5/31/06	4.40%	$ 47,500	$ 47,199
6/30/06	4.20	20,000	19,878
			629,358
TOTAL U.S. TREASURY OBLIGATIONS (Cost $1,894,704)			1,894,704
TOTAL INVESTMENT PORTFOLIO - 101.8%	1,894,704
NET OTHER ASSETS - (1.8)%	(33,748)
NET ASSETS - 100%	$ 1,860,956
Legend

(a) Security or a portion of the security was pledged to cover open reverse repurchase agreements. At the period end, the value of securities pledged amounted to $151,244,000. The principal amount of the outstanding reverse repurchase agreement is $151,312,000.

Income Tax Information
At January 31, 2006, the aggregate cost of investment securities for income tax purposes was $1,894,704,000.
Investment Valuation

As permitted by compliance with certain conditions under Rule 2a-7 of the 1940 Act, securities are valued at amortized cost, which approximates value. Security transactions are accounted for as of trade date.

For additional information on the fund's policy regarding valuation of investments and other significant accounting policies, please refer to the fund's most recent semiannual or annual shareholder report.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR Corp. or an affiliate.

Quarterly Report

Item 2. Controls and Procedures

(a)(i) The President and Treasurer and the Chief Financial Officer have concluded that the Fidelity Hereford Street Trust's (the "Trust") disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act) provide reasonable assurances that material information relating to the Trust is made known to them by the appropriate persons, based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this report.

(a)(ii) There was no change in the Trust's internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act) that occurred during the Trust's last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Trust's internal control over financial reporting.

Item 3. Exhibits

Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Fidelity Hereford Street Trust

By:	/s/Christine Reynolds
Christine Reynolds
President and Treasurer

Date:	March 27, 2006

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/Christine Reynolds
Christine Reynolds
President and Treasurer

Date:	March 27, 2006
By:	/s/Paul M. Murphy
Paul M. Murphy
Chief Financial Officer

Date:	March 27, 2006